T. ROWE PRICE SCIENCE & TECHNOLOGY FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 92.1%
CONSUMER/RETAIL 0.2%
Consumer Brands 0.2%
JAND, Class A, Acquisition Date: 3/9/18, Cost $10,321 (1)(2)(3)	656,699	16,109
Total Consumer/Retail		16,109
HARDWARE 3.0%
Enterprise Hardware 3.0%
Pure Storage, Class A (2)(4)	15,095,281	232,316
Total Hardware		232,316
HEALTH CARE 1.5%
Medical Devices & Equipment & Supplies 1.5%
Intuitive Surgical (2)	168,886	119,831
Total Health Care		119,831
INDUSTRIALS 0.3%
Aerospace & Defense 0.3%
Boeing	161,500	26,690
Total Industrials		26,690
INTERNET 50.0%
China Internet Media/Advertising 4.7%
58. com, Class A (2)	8,367,978	234,303
Baidu, ADR (2)	1,061,149	134,331
		368,634
China Internet Retail 1.8%
Alibaba Group Holding, ADR (2)	473,516	139,204
		139,204
China Internet Services 6.7%
Tongcheng-Elong Holdings (HKD) (2)	26,623,600	48,835
Trip. com Group, ADR (2)	15,314,953	476,908
		525,743
Rest of World Internet Media/Advertising 3.5%
Mail. Ru Group, GDR (5)	8,362,825	228,821

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND

	Shares/Par	$ Value
(Cost and value in $000s)

NAVER (KRW)	183,884	46,729
		275,550
Rest of World Internet Retail 6.0%
Zalando (EUR) (2)	5,055,776	472,363
		472,363
Rest of World Internet Services 3.1%
Delivery Hero (EUR) (2)	1,094,795	125,617
Naspers, N Shares (ZAR)	635,762	112,291
		237,908
U. S. Internet Media/Advertising 15.9%
Alphabet, Class C (2)	545,865	802,203
Facebook, Class A (2)	1,674,629	438,586
		1,240,789
U. S. Internet Retail 2.7%
Amazon. com (2)	34,301	108,005
Etsy (2)	855,671	104,075
		212,080
U. S. Internet Services 5.6%
Booking Holdings (2)	251,050	429,466
Maplebear dba Instacart, Acquisition Date: 8/7/20,
Cost $6,582 (1)(2)(3)	142,054	6,577
Maplebear dba Instacart, Non-voting, Acquisition Date: 8/7/20,
Cost $344 (1)(2)(3)	7,421	344
		436,387
Total Internet		3,908,658
IT SERVICES 0.7%

IT Services 0.7%
Wix. com (2)	214,008	54,540
Total IT Services		54,540
MEDIA & ENTERTAINMENT 0.7%

Publishing 0.4%
News, Class A	2,316,500	32,477
		32,477

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Video Gaming 0.3%
Epic Games, Acquisition Date: 6/18/20, Cost $23,328 (1)(2)(3)	40,570	23,328
		23,328
Total Media & Entertainment		55,805
SEMICONDUCTORS 17.9%
Analog Semiconductors 1.9%
Maxim Integrated Products	2,212,571	149,592
		149,592
Memory 8.3%
Micron Technology (2)	8,510,007	399,630
Samsung Electronics (KRW)	5,045,949	250,502
		650,132
Processors 3.6%
NVIDIA	148,720	80,490
QUALCOMM	1,699,917	200,046
		280,536
Semiconductor Capital Equipment 4.1%
Applied Materials	4,029,059	239,528
Lam Research	242,300	80,383
		319,911
Total Semiconductors		1,400,171
SOFTWARE 16.6%
Back-Office Applications Software 1.7%
Intuit	195,477	63,767
Workday, Class A (2)	332,256	71,478
		135,245
Collaboration and Productivity Software 1.7%
Slack Technologies, Class A (2)(5)	2,485,800	66,768
TeamViewer (EUR) (2)	1,327,161	65,456
		132,224
Front-Office Applications Software 6.5%
salesforce. com (2)	2,004,468	503,763
		503,763

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Infrastructure and Developer Tool Software 5.2%
Citrix Systems	1,349,248	185,805
Microsoft	1,044,200	219,626
		405,431
Security Software 1.5%
NortonLifeLock	5,642,359	117,587
		117,587
Total Software		1,294,250
TELECOM EQUIPMENT 1.2%
Wireline Equipment 1.2%
Cisco Systems	2,334,100	91,940
Total Telecom Equipment		91,940
Total Common Stocks (Cost $5,204,639)		7,200,310

CONVERTIBLE PREFERRED STOCKS 2.1%
CONSUMER/RETAIL 0.3%
Consumer Brands 0.3%
JAND, Series E, Acquisition Date: 3/9/18,
Cost $12,732 (1)(2)(3)	810,105	19,872
Total Consumer/Retail		19,872
INDUSTRIALS 0.7%
Transportation Technology Services 0.7%
GM Cruise Holding, Class F, Acquisition Date: 5/7/19,
Cost $21,889 (1)(2)(3)	1,199,400	21,889
Waymo, Series A-2, Acquisition Date: 5/8/20,
Cost $25,610 (1)(2)(3)	298,258	25,611
Xiaoju Kuaizhi, Series A-17, Acquisition Date: 10/19/15,
Cost $3,833 (1)(2)(3)	139,768	6,354
Total Industrials		53,854
INTERNET 0.9%
Rest of World Internet Retail 0.2%
Coupang, Series G, Acquisition Date: 1/9/15,
Cost $6,174 (1)(2)(3)	2,183,050	16,373
		16,373

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Rest of World Internet Services 0.4%
Rappi, Series E, Acquisition Date: 9/8/20,
Cost $33,354 (1)(2)(3)	558,273	33,354
		33,354
U. S. Internet Services 0.3%
Airbnb, Series E, Acquisition Date: 7/14/15,
Cost $12,110 (1)(2)(3)	130,085	10,282
Maplebear dba Instacart, Series G, Acquisition Date: 7/2/20,
Cost $14,085 (1)(2)(3)	292,877	14,085
		24,367
Total Internet		74,094
SOFTWARE 0.2%
Infrastructure and Developer Tool Software 0.2%
Mesosphere, Series D, Acquisition Date: 5/4/18,
Cost $22,330 (1)(2)(3)	2,019,933	13,124
Total Software		13,124
Total Convertible Preferred Stocks (Cost $152,117)		160,944

BANK LOANS 0.2% (6)
Airbnb, FRN, 1M USD LIBOR + 7.50%, 8.50%, 4/17/25	15,052,275	16,181
Total Bank Loans (Cost $14,696)		16,181

SHORT-TERM INVESTMENTS 5.6%
MONEY MARKET FUNDS 5.6%
T. Rowe Price Treasury Reserve Fund, 0.12% (4)(7)	441,186,848	441,187
Total Short-Term Investments (Cost $441,187)		441,187

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND

	Shares/Par	$ Value
(Cost and value in $000s)

SECURITIES LENDING COLLATERAL 3.0%

INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 2.3%

T. Rowe Price Short-Term Fund, 0.13% (4)(7)	17,622,000	176,220

Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		176,220
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.7%

T. Rowe Price Short-Term Fund, 0.13% (4)(7)	5,704,992	57,050

Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		57,050
Total Securities Lending Collateral (Cost $233,270)		233,270

Total Investments in Securities 103.0%
(Cost $6,045,909)		$8,051,892

Other Assets Less Liabilities (3.0)%		(234,096)

Net Assets 100.0%		$7,817,796

‡	Shares/Par are denominated in U. S. dollars unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Non-income producing
(3)	Security cannot be offered for public resale without first being registered
	under the Securities Act of 1933 and related rules ("restricted security").
	Acquisition date represents the day on which an enforceable right to acquire
	such security is obtained and is presented along with related cost in the
	security description. The fund has registration rights for certain restricted
	securities. Any costs related to such registration are borne by the issuer. The
	aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $207,302 and represents 2.7% of net assets.
(4) Affiliated Companies
(5)	All or a portion of this security is on loan at September 30, 2020.
(6)	Bank loan positions may involve multiple underlying tranches. In those
	instances, the position presented reflects the aggregate of those respective
	underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(7) Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND

1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
ADR	American Depositary Receipts
EUR	Euro
FRN	Floating Rate Note
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
KRW	South Korean Won
ZAR	South African Rand

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate	(Loss)		Gain/Loss	Income
Pure Storage, Class A		$—	$(18,020)	$—
T. Rowe Price Treasury Reserve
Fund		—	—	3,317
T. Rowe Price Short-Term Fund		—	—	—++
Totals	$	—#	$(18,020)	$3,317+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	9/30/20

Pure Storage, Class A $	*	$ 122,772	$—	$232,316
T. Rowe Price Treasury
Reserve Fund	863,196	¤	¤	441,187
T. Rowe Price Short-Term
Fund	9,945	¤	¤	233,270
Total				$906,773^
#				Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+				Investment income comprised $3,317 of dividend income and $0 of interest income.
¤		Purchase and sale information not shown for cash management funds.
^		The cost basis of investments in affiliated companies was $921,580.
*				On the date indicated, issuer was held but not considered an affiliated company.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Science & Technology Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND

unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$5,569,035	$ 1,584,917	$ 46,358	$ 7,200,310
Convertible Preferred Stocks	—	—	160,944	160,944
Fixed Income Securities[1]	—	16,181	—	16,181
Short-Term Investments	441,187	—	—	441,187
Securities Lending Collateral	233,270	—	—	233,270
Total	$6,243,492	$ 1,601,098	$ 207,302	$ 8,051,892

[1] Includes Bank Loans.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2020, totaled $6,257,000 for the period ended September 30,
2020.

($000s)		Gain
	Beginning	(Loss)			Ending
	Balance	During	Total	Total	Balance
	1/1/20	Period	Purchases	Sales	9/30/20
Investment in Securities
Common Stocks	$11,927	$4,177	$30,254	$–	$46,358
Convertible
Preferred Stocks	85,816	2,080	73,050	(2)	160,944
Total	$97,743	$6,257	$103,304	$(2)	$207,302